SUPPLEMENT DATED NOVEMBER 11, 2005
                                  TO THE PROSPECTUSES DATED JANUARY 31, 2005 OF

             -------------------------------------------------------------------------------------
                      FIRST INVESTORS EQUITY FUNDS                 FIRST INVESTORS TAXABLE BOND
                      ----------------------------                    AND MONEY MARKET FUNDS
                                                                      ----------------------
                           TOTAL RETURN
                              VALUE                                      CASH MANAGEMENT
                             BLUE CHIP                                     GOVERNMENT
                           GROWTH & INCOME                               INVESTMENT GRADE
                           ALL-CAP GROWTH                                 FUND FOR INCOME
                        MID-CAP OPPORTUNITY
                         SPECIAL SITUATIONS
                           FOCUSED EQUITY
                            GLOBAL
             -------------------------------------------------------------------------------------

                               AND TO THE PROSPECTUSES DATED MAY 1, 2005 OF

---------------------------------------------------------------------------------------------------------------
   FIRST INVESTORS TAX EXEMPT FUNDS     FIRST INVESTORS LIFE SERIES FUND     FIRST INVESTORS SPECIAL BOND FUND
   --------------------------------     --------------------------------     ----------------------------------
       TAX-EXEMPT MONEY MARKET                    BLUE CHIP
   INSURED INTERMEDIATE TAX EXEMPT             CASH MANAGEMENT
         INSURED TAX EXEMPT                       DISCOVERY
        INSURED TAX EXEMPT II                    FOCUSED EQUITY
    SINGLE STATE INSURED TAX FREE                 GOVERNMENT
ARIZONA           MINNESOTA                         GROWTH
CALIFORNIA        MISSOURI                        HIGH YIELD
COLORADO          NEW JERSEY              INTERNATIONAL SECURITIES
CONNECTICUT       NEW YORK                    INVESTMENT GRADE
FLORIDA           NORTH CAROLINA            TARGET MATURITY 2007
GEORGIA           OHIO                      TARGET MATURITY 2010
MARYLAND          OREGON                    TARGET MATURITY 2015
MASSACHUSETTS     PENNSYLVANIA                      VALUE
MICHIGAN          VIRGINIA
---------------------------------------------------------------------------------------------------------------

     On October 28, 2005, a special shareholder meeting was held for all of the First Investors family of mutual funds ("Funds"). The shareholders of all of the Funds approved the election of eight trustees to serve on the Boards of the Funds. In addition, the shareholders of each of the Funds, except Global Fund, Fund For Income and Insured Tax Exempt Fund, approved the reorganization of the Funds into corresponding series of the First Investors Equity Funds, First Investors Income Funds, First Investors Tax Exempt Funds and First Investors Life Series Fund, as applicable, each a newly-established Delaware statutory trust (each, a "Reorganization" and collectively, the "Reorganizations"). The Board of Directors/Trustees of the Funds previously approved the Reorganizations at a meeting held in August 2005. It is expected that the Reorganizations relating to the Equity Funds and Taxable Bond and Money Market Funds will take effect after the close of business on or about January 27, 2006 and for the remaining Funds on or about April 28, 2006, although these dates may be adjusted in accordance with the Agreement and Plan of Conversion and Termination.

     The meeting of shareholders of Global Fund, Fund For Income and Insured Tax Exempt Fund to consider the proposed Reorganizations of these Funds into a corresponding series of a new Delaware trust has been adjourned until November 22, 2005.

     For additional information regarding the Reorganizations, please see the Funds' Proxy Statement dated September 2, 2005, which is available on the website of the U.S. Securities and Exchange Commission, www.sec.gov.